Condensed financial information of the parent company - Five-year schedule of maturities of debt (Details) - Parent company - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Subordinated Loans
Condensed Financial Statements, Captions [Line Items]
Borrowings	€ 16,441	€ 15,967
Subordinated Loans | Within 1 year
Condensed Financial Statements, Captions [Line Items]
Borrowings
Subordinated Loans | More than 1 year but less than 2 years
Condensed Financial Statements, Captions [Line Items]
Borrowings
Subordinated Loans | More than 2 years but less than 3 years
Condensed Financial Statements, Captions [Line Items]
Borrowings
Subordinated Loans | More than 3 years but less than 4 years
Condensed Financial Statements, Captions [Line Items]
Borrowings
Subordinated Loans | More than 4 years but less than 5 years
Condensed Financial Statements, Captions [Line Items]
Borrowings
Subordinated Loans | More than 5 years
Condensed Financial Statements, Captions [Line Items]
Borrowings	10,113	9,125
Subordinated Loans | Maturity not applicable
Condensed Financial Statements, Captions [Line Items]
Borrowings	6,329	6,843
Debenture Loans
Condensed Financial Statements, Captions [Line Items]
Borrowings	41,609	34,273
Debenture Loans | Within 1 year
Condensed Financial Statements, Captions [Line Items]
Borrowings	4,639	3,963
Debenture Loans | More than 1 year but less than 2 years
Condensed Financial Statements, Captions [Line Items]
Borrowings	1,570	4,590
Debenture Loans | More than 2 years but less than 3 years
Condensed Financial Statements, Captions [Line Items]
Borrowings	3,250	1,565
Debenture Loans | More than 3 years but less than 4 years
Condensed Financial Statements, Captions [Line Items]
Borrowings	7,716	3,250
Debenture Loans | More than 4 years but less than 5 years
Condensed Financial Statements, Captions [Line Items]
Borrowings	5,563	4,177
Debenture Loans | More than 5 years
Condensed Financial Statements, Captions [Line Items]
Borrowings	18,872	16,728
Debenture Loans | Maturity not applicable
Condensed Financial Statements, Captions [Line Items]
Borrowings